Investment Strategy - T. Rowe Price QM U.S. Bond Index Fund	Oct. 16, 2025
Prospectus [Line Items]
Strategy Narrative [Text Block]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. bonds and in securities that are represented in the fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. bonds and in securities that are represented in the fund’s benchmark index.